Provisions - Summary of Provisions (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	₽ 7,173	₽ 6,916	₽ 5,971
Arising during the year	2,620	2,205	2,624
Utilized	(606)	(1,436)	(1,069)
Revision in estimated cash flow and discount rate adjustment	(309)	82	(230)
Unused amounts reversed	(854)	(963)	(505)
Unwinding of discount	302	311	256
Exchange differences	215	58	(131)
Ending balance	8,541	7,173	6,916
Current	4,822	3,359	3,496
Non-current	3,719	3,814	3,420
Rehabilitation provision [member]
Disclosure of other provisions [line items]
Beginning balance	3,992	3,678	3,704
Utilized	(77)	(79)	(52)
Revision in estimated cash flow and discount rate adjustment	(309)	82	(230)
Unwinding of discount	302	311	256
Ending balance	3,908	3,992	3,678
Current	189	178	258
Non-current	3,719	3,814	3,420
Provisions for legal claims [member]
Disclosure of other provisions [line items]
Beginning balance	2,290	746	1,572
Arising during the year	1,516	2,175	533
Utilized	(273)	(451)	(885)
Unused amounts reversed	(646)	(180)	(474)
Exchange differences	215
Ending balance	3,102	2,290	746
Current	3,102	2,290	746
Tax provisions [member]
Disclosure of other provisions [line items]
Beginning balance	576	760	480
Arising during the year	199	23	413
Utilized		(1)	(14)
Unused amounts reversed	(188)	(232)	(31)
Exchange differences	(4)	26	(88)
Ending balance	583	576	760
Current	583	576	760
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	315	1,732	215
Arising during the year	905	7	1,678
Utilized	(256)	(905)	(118)
Unused amounts reversed	(20)	(551)
Exchange differences	4	32	(43)
Ending balance	948	315	1,732
Current	₽ 948	₽ 315	₽ 1,732